Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019
Statement of Comprehensive Income [Abstract]
Net actuarial loss amortization of net transition obligation and prior service costs related to defined benefit plans, tax	$ 233	$ 96